Summary of Significant Accounting Policies: Concentration of Credit and Other Risks: Schedule of exchange rates for functional and operating currencies at various subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of exchange rates for functional and operating currencies at various subsidiaries:
Schedule of exchange rates for functional and operating currencies at various subsidiaries

	At May 10,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2012	2011	2010	2009	2011	2010	2009

Russian ruble	29.81	32.20	30.48	30.24	29.39	30.37	31.72
Euro	0.76	0.77	0.76	0.70	0.72	0.75	0.72
Romanian lei	3.37	3.34	3.20	2.94	3.05	3.18	3.04
Kazakh tenge	147.94	148.40	147.40	148.36	146.62	147.34	147.51
Bulgarian lev	1.49	1.51	1.46	1.36	1.41	1.48	1.41
Turkish lira	1.78	1.91	1.54	1.49	1.67	1.51	1.56
Ukrainian hryvnia	7.99	7.99	7.96	7.99	7.97	7.94	7.79

 (*) Exchange rates shown in local currency units for one U.S. dollar